Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000005557 | New York State Dormitory Auth., Tender Option Bond Trust Receipts
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005557 | Illinois Fin. Auth., Northwestern Univ.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005557 | South Carolina Public Service Auth.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005557 | RIB Floster, Tender Option Bond Trust Receipts
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005557 | Houston Combined Utility System
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005557 | Virginia Housing Dev. Auth., Tender Option Bond Trust Receipts
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005557 | Clark County Dept. of Aviation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005557 | Illinois Fin. Auth., Steppenwolf Theatre Company Project
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005557 | Harris County Health Fac. Dev., Methodist Hosp. System
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005557 | Univ. of Texas, Board of Regents
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005557 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000005557 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000005557 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000005557 | Short-Term and Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193189 | New York State Dormitory Auth., Tender Option Bond Trust Receipts
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193189 | Illinois Fin. Auth., Northwestern Univ.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000193189 | South Carolina Public Service Auth.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000193189 | RIB Floster, Tender Option Bond Trust Receipts
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000193189 | Houston Combined Utility System
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193189 | Virginia Housing Dev. Auth., Tender Option Bond Trust Receipts
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193189 | Clark County Dept. of Aviation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193189 | Illinois Fin. Auth., Steppenwolf Theatre Company Project
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193189 | Harris County Health Fac. Dev., Methodist Hosp. System
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193189 | Univ. of Texas, Board of Regents
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193189 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000193189 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000193189 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000193189 | Short-Term and Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%